Condensed Financial Information of the Parent Company (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating expenses:
General and administrative	$ (2,461,535)	$ (1,236,546)	$ (1,256,747)
Total operating expenses	(4,044,819)	(2,842,043)	(1,769,229)
Operating Income (Loss)	(1,341,117)	1,769,492	1,632,266
Other income (expenses):
Interest income(expense), net	(3,348,790)	(5,174)	(779)
Loss on debt extinguishment	(5,625,916)
Other income (expenses), net	(73,771)	27,141	(3,803)
Total other income (expenses), net	(9,048,477)	21,967	(4,582)
Income (Loss) before income taxes	(10,389,594)	1,791,459	1,627,684
Income tax recovery (provision)	101,722	(252,232)	(440,103)
Net income (loss)	(10,287,872)	1,539,227	1,187,581
Comprehensive income (loss)	$ (10,928,927)	$ 1,332,249	$ 1,433,129
Earnings per ordinary share
Basic and diluted	$ (0.416)	$ 0.075	$ 0.059
Weighted average number of ordinary shares outstanding
Basic and diluted	24,728,655	20,568,630	20,000,000
Parent Company [Member]
Operating expenses:
General and administrative	$ (614,495)	$ (50,338)
Total operating expenses	(614,495)	(50,338)
Operating Income (Loss)	(614,495)	(50,338)
Other income (expenses):
Interest income(expense), net	(3,354,301)
Loss on debt extinguishment	(5,625,916)
Other income (expenses), net	(2,618)
Total other income (expenses), net	(8,982,835)
Income (Loss) before income taxes	(9,597,330)	(50,338)
Income tax recovery (provision)
Net income (loss)	(9,597,330)	(50,338)
Comprehensive income (loss)	$ (9,597,330)	$ (50,338)
Earnings per ordinary share
Basic and diluted	$ (0.388)	$ (0.002)
Weighted average number of ordinary shares outstanding
Basic and diluted	24,728,655	20,568,630	20,000,000